UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
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Address:    65 East 55th Street, 21st Floor
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             New York, NY 10022
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Form 13F File Number:      028-11124
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
           --------------------------------------------------
Title:      Managing Partner
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Phone:      212-610-2101
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Signature, Place, and Date of Signing:

       /s/ David Steinhardt                 New York, NY            8/14/06
       ------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        26
                                               -------------

Form 13F Information Table Value Total:        $290,050
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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-------------------------- -------------- ----------- ------------ -------- ---- ----- ---------- ---------- -------- -------- ----
                                                                                                                VOTING AUTHORITY
 NAME OF                       TITLE                     VALUE     SHRS OR  SH/  PUT/  INVESTMENT  OTHER
 ISSUER                       OF CLASS       CUSIP     (X $1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
-------------------------- -------------- ----------- ------------ -------- ---- ----- ---------- ---------- -------- -------- ----
 BANK OF AMERICA
 CORPORATION                    COM        060505104   19,240,000  400,000  SH          SOLE                 400,000
BENIHANA INC                    CL A       082047200    4,750,000  175,000  SH          SOLE                 175,000
CHUBB CORP                      COM        171232101    7,485,000  150,000  SH          SOLE                 150,000
COMMUNITY HEALTH SYS
 INC NEW                        COM        203668108    7,350,000  200,000  SH          SOLE                 200,000
F M C CORP                    COM NEW      302491303    3,220,000   50,000  SH          SOLE                  50,000
FEDERATED DEPARTMENT
 STORES INC DE                  COM        31410H101   10,980,000  300,000  SH          SOLE                 300,000
FOREST OIL CORP            COM PAR $0.01   346091705    8,960,000  270,200  SH          SOLE                 270,200
GREAT ATLANTIC & PAC
 TEA INC                        COM        390064103    2,272,000  100,000  SH          SOLE                 100,000
HARTFORD FIN
 SVCS GROUP                     COM        416515104   25,380,000  300,000  SH          SOLE                 300,000
HEINZ H J CO                    COM        423074103   20,610,000  500,000  SH          SOLE                 500,000
IRSA INVERSIONES
 Y REPS S A                GLOBL DEP RCPT  450047204    7,300,000  650,000  SH          SOLE                 650,000
JP MORGAN CHASE & CO            COM        46625H100   10,500,000  250,000  SH          SOLE                 250,000
MCDONALDS CORP                  COM        580135101    8,400,000  250,000  SH          SOLE                 250,000
MICROSOFT CORPORATION           COM        594918104   13,980,000  600,000  SH          SOLE                 600,000
NASDAQ 100 TR                UNIT SER 1    631100104   19,385,000  500,000  SH          SOLE                 500,000
NIKE INC                        CL B       654106103   22,275,000  275,000  SH          SOLE                 275,000
PATHMARK STORES
 INC NEW                        COM        70322A101    6,587,000  700,000  SH          SOLE                 700,000
PRAXAIR INC                     COM        74005P104   16,200,000  300,000  SH          SOLE                 300,000
SIX FLAGS INC                   COM        83001P109    2,810,000  500,000  SH          SOLE                 500,000
STATE STR CORP                  COM        857477103    8,714,000  150,000  SH          SOLE                 150,000
TXU CORP                        COM        873168108   11,958,000  200,000  SH          SOLE                 200,000
TARGET CORP                     COM        87612E106   12,218,000  250,000  SH          SOLE                 250,000
TIFFANY & CO NEW                COM        886547108   11,557,000  350,000  SH          SOLE                 350,000
VERIZON COMMUNICATIONS          COM        92343V104   11,722,000  350,000  SH          SOLE                 350,000
WILLIAMS COS
 INC DEL                        COM        969457100    5,669,000  242,700  SH          SOLE                 242,700
YRC WORLDWIDE INC               COM        984249102   10,528,000  250,000  SH          SOLE                 250,000

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